3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Schedule of classification of financial instruments: Schedule of classification of financial instruments (Tables)	12 Months Ended
Jan. 31, 2020
Tables/Schedules
Schedule of classification of financial instruments

Financial Asset or Liability	Category
Cash and cash equivalents	amortized cost
Receivables	amortized cost
Reclamation deposits	amortized cost
Accounts payable and accrued liabilities	amortized cost
Amounts owing to related parties	amortized cost